UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

1370 Avenue of the Americas,

New York, NY  10019

 (Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: July 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The American Heritage Growth Fund, Inc.
Semi-Annual Report July 31, 2003

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

American Heritage Growth Fund, Inc.

Heiko H. Thieme

Chairman

1370 Avenue of the Americas

New York City, NY 10019

Phone: (212) 397 – 3900

Fax: (212) 397 – 4036

To Our Valued Shareholders:

The bear market on Wall Street, which started at the beginning of the new Millennium ended almost a year ago when the lows were reached on October 9, 2002.  American Heritage Growth Fund also benefited from the subsequent recovery.  Since the end of January 2003, the Net Asset Valued (“NAV”) increased by almost 17%, which is in line with the Standard & Poor’s 500-stock index.  Due to the fund’s small asset base, the expense ratio is well above average compared to the entire mutual fund industry.  Without this burden, the fund’s performance would have been significantly better than it was.

I believe that in the coming twelve months, the outlook for the stock market is excellent.  While the US economy is accelerating, I expect that corporate earnings should benefit and thereby send the stock market to higher levels.  A new record high for the Dow Jones industrial average in 2004 is not out of reach.  Although I believe that the NASDAQ composite index, however, will take considerably longer to recover, the recovery potential appears to be very attractive.  We hope to take full advantage of these future opportunities, but are also mindful of the risks, especially regarding the fund’s investments in smaller companies.  Consequently, volatility in the NAV should not come as a surprise.  In the coming six months, we expect growth sectors like technology, telecommunications and pharmaceuticals to be of particular interest.

Our investment advisor has agreed to waive any investment advisory fees to the extent that our operating expenses exceed 2.5% of our average net assets after giving effect to the payment of the fee.  Our investment advisor has further agreed that it will not terminate that agreement until 15 days after written notice of the termination is mailed to each of our shareholders.  In addition, our investment advisor and I have jointly agreed to reimburse the fund to the extent that our operating expenses, exclusive of any expenses related to litigation or arbitration, exceed 9.5% of our average net assets. Brokerage commissions are not considered to be operating expenses for purposes of the computation of the amount of the reimbursement.   The joint agreement will be in effect until June 30, 2004.

Our goal continues to be the achievement of above-average performance.  Thank you for your loyalty and patience.

Yours sincerely,

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Assets and Liabilities

July 31, 2003

(Unaudited)

ASSETS

Investments in securities, at market value

(Cost $228,536) (Note 1)

$

198,132

Cash

1,317

Dividends and interest receivable

162

Receivable from Advisor *

6,508

Receivable for securities sold

45,883

TOTAL ASSETS

$

252,002

* Heiko Thieme is an officer and director of the advisor.

LIABILITIES

Payable for securities purchased

51,513

Accrued expenses and other liabilities

4,563

TOTAL LIABILITIES

$

56,076

NET ASSETS

Net Assets (equivalent to $0.07 per

share based on 2,769,986 shares

of capital stock outstanding) Note 4

$

195,926

Composition of net assets:

Paid in capital

3,268,708

Accumulated net investment loss

(227,732)

Accumulated net realized loss on

Investments

(2,814,646)

Net unrealized depreciation on

Investments

(30,404)

NET ASSETS, July 31, 2003

$

195,926

The accompanying notes are an integral part of the financial statements.

INC.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investment in Securities

July 31, 2003

(Unaudited)

Number of

Shares

Value

COMMON STOCKS & WARRANTS – 47.03%

BIOTECHNOLOGY – 11.87%

Access Pharmaceuticals

1,000

$3,400

Crucell N.V. ADR..

1,000

2,900

Miravant Medical Technology

6500

6,500

Senetek PLC Sponsored ADR*^.

5,000

2,550

VI Technologies

3,500

7,910

                                                                                   23,260

COMPUTER HARDWARE – 2.88%

Sun Microsystems, Inc.

1,500

5,640

MEDIA – 4.82%

AOL Time Warner, Inc.

500

5,830

thestreet.com  .

1,000

5,580

                                                                                     9,437

HEALTH CARE – 0.43%

FPA Medical *

5,000

              0

PHC, Inc.

1,000

840

                                                                                        840

INDUSTRIAL CONGLOMERATE – 3.73%

ABB Ltd.

1,500

7,305

INSURANCE – 3.27%

AFLAC, Inc. .

200

       6,416

IN VITRO & IN VIVO DIAGNOSTIC  SUB – 1.28%

SCOLR, Inc. .

1,000

       2,500

The accompanying notes are an integral part of the financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

 Schedule of Investment in Securities

July 31, 2003 (Continued)

 (Unaudited)

Number of

Shares

Value

PERSONAL HOUSEHOLD PRODUCTS – 3.92%

Gillette Co.

250

$7,690

PHARMACEUTICALS– .18%

Millenia Hope, Inc.

5,000

350

SEMICONDUCTORS – 4.10%

Atmel Corp. .

2,500

4,400

TELECOMMUNICATIONS EQUIPMENT – 2.25%

Lucent Technologies, Inc.

2,500

4,400

TIRES – 4.22%

Goodyear Tire & Rubber

1,500

8,265

TOBACCO – 4.08%

Altria Group, Inc.

200

8,002

TOTAL COMMON STOCKS

(Cost $363,197)

$

92,130

SHORT TERM INVESTMENTS– 54.10%

First American Treasury Fund Cl S

(Cost $106,002)

106,002

106,002

TOTAL INVESTMENTS

(Cost $228,536)

     101.13%

$ 198,132

OTHER ASSETS LESS

LIABILITIES

      -1.13%

(2,206)

TOTAL NET ASSETS

     100.00%

$

195,926

*

Non-income producing security.

^

Foreign security.

+

Illiquid security.

The accompanying notes are an integral part of the financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Operations

           Six Months Ended July 31, 2003

           (Unaudited)

INVESTMENT INCOME:

Dividends

$367

Interest

19

TOTAL INVESTMENT INCOME

$386

EXPENSES:

Investment advisory fees (Note 2)

1,157

Transfer agent fees

6,447

Audit fees

3,224

Legal fees

3,472

Custodian fees

2,242

Printing

1,736

Other expenses

602

Registration

1,117

TOTAL EXPENSES

$19,997

Less: waiver of investment advisory fee

and reimbursements receivable (Note 2)

               (7,665)

NET EXPENSES

12,332

Net investment loss

($11,946)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment

transactions

(36,495)

Net change in unrealized

depreciation on investments

78,381

Net realized and unrealized loss

on investments

41,886

Net increase in net assets

resulting from operations

$

29,940

The accompanying notes are an integral part of the financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Changes in Net Assets

Six months

Year

ended

 ended

July 31

January 31

2003

2003

(UNAUDITED)

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(11,946)   $

(38,541)

Net realized loss from

investment transactions

(36,495)

(166,482)

Net change in unrealized depreciation

on investments

78,381

(97,492)

Net decrease/increase in net assets

resulting from operations

29,940

(107,531)

Distributions to shareholders:

Net investment income

0

0

Net realized gains on investments

0

0

Capital share transactions

Proceeds from shares sold

0

58

Payment for shares redeemed

(4,511)

(21,875)

Net decrease from capital

share transactions

(4,511)

(21,817)

Net decrease/increase in net Assets

25,429

(129,348)

NET ASSETS:

Beginning of year

170,497

299,845

End of year

$

195,926  $

170,497

CAPITAL SHARE ACTIVITY

Shares sold

0

689

Shares redeemed

(64,350)

(300,265)

Net decrease in shares outstanding

(64,350)

(299,576)

Shares outstanding at the

beginning of the period

2,834,336

3,133,912

Shares outstanding at the

end of the period

2,769,986

2,834,336

The accompanying notes are an integral part of the financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

              July 31, 2003

               (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the ""Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2003, the Fund had available for federal income purposes an unused capital loss carryover of approximately $2,732,260, which expires between 2003 and 2007. If not utilized by then, the loss will be charged against paid in capital.

Distribution to Shareholders

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC is entitled to receive an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly. However, for the six months ending July 31, 2003, AHMC agreed to waive its investment advisory fees which would have amounted to $1,157.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

During the six months ended July 31, 2003 and the year ended January 31, 2003, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $7,701 and $6,055 respectively.

AHMC and Heiko H. Thieme have jointly agreed to reimburse the Fund to the extent that operating expenses of the Fund, exclusive of any expenses related to litigation or arbitration exceed 9.5% of the Fund’s average net assets. Brokerage commissions are not considered to be operating expenses for purposes of the computation of the amount of the reimbursement.   The joint agreement will be in effect until June 30, 2004.

NOTE 3. INVESTMENTS

During the six months ended July 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $1,567,388 and $1,686,818 respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2003, there were 250,000,000 shares of $0.001 par value capital stock authorized and the total par value and paid in capital aggregated $3,268,708.

AMERICAN HERITAGE GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

                                                                                    Six months

                                                                                       Ending                         Fiscal years ending January 31

                                                                                    7/31/2003              Year              Year                 Year               Year

                                                                                   (Unaudited)

2003

2002

2001

2000

Net asset value, beginning of period

$

0.06

0.10

$

0.16

$

0.16

$

0.13

Income (loss) from investment operations:

Net investment income (loss)

0.00

(0.01)

(0.01)

(0.02)

0.00

Net gains (losses) on securities (both

realized and unrealized)

0.01

(0.03)

(0.05)

0.02

0.03

Total from investment operations

0.01

(0.04)

(0.06)

0.00

0.03

Less distributions:

Dividends (from net investment

income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.07

$

0.06

$

0.10

$

0.16

$

0.16

Total return

16.67%

(40.00)%

(37.50)%

0.00%

23.08%

Ratios/Supplemental data:

Net assets, end of period

$

195,926

170,497

$

299,845

$

555,393

$

663,825

Ratio of expenses to average net assets

10.85%

18.77%

14.70%

12.41%

4.83%

Ratio of net loss to average net assets

(10.65)%

(18.86)%

(14.30)%

(10.95)%

(3.18)%

Portfolio turnover rate

1,164.58%

597.61%

154.30%

212.83%

418.34%

Item 2. Code of Ethics.

Not applicable on semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable on semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable on semi-annual reports.

Item 5 Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based upon an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940) by the registrant’s sole principal executive officer who is also the registrant’s sole principal financial officer within 90 days of filing date of this Form N-CSR, such officer  has concluded that the registrant’s disclosure controls and procedures are adequate.

(b)

There were no significant changes in the registrant’s internal control or in other factors that could significantly affect those controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a)

Not applicable.

(b)

Certification of Heiko H. Thieme.

99.

Statement required by Section 906 of the Sarbanes-Oxley Act of 2002.

CERTIFICATIONS

I, Heiko H. Thieme, certify that:

1.

I have reviewed this report on Form N-CSR of American Heritage Growth Fund, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

I, as the registrant's only certifying officer, am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

evaluated the effectiveness of the registrant's disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”); and

c)

presented in this report my conclusion about the effectiveness of the registrant's disclosure controls and procedures based upon my evaluation as of the Evaluation Date;

5.

I have disclosed, based upon my most recent evaluation, to the registrant's auditors (the registrant does not have an audit committee of its registrant's board of directors or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant’s auditor any material weaknesses in internal control; and

a)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control; and

6.

I have indicated in this report whether ort not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date my most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: October 22, 2003

/s/ Heiko Thieme

Heiko Thieme

Chief Executive Officer and Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/Heiko Thieme

     Heiko Thieme, Chief Executive Officer and Chief Financial Officer

Date: October 22, 2003